RELATED PARTY TRANSACTIONS AND BALANCES - Summary of transactions with related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Services provided by the related parties	¥ 47,464
Amounts due from related parties				¥ 201
Amounts due to related parties		¥ 4,831	$ 679
Labor outsourcing service expense to Laiguan
Related Party Transaction [Line Items]
Services provided by the related parties	25,059
Labor outsourcing service expense to Qingji
Related Party Transaction [Line Items]
Services provided by the related parties	¥ 22,405
Key Space
Related Party Transaction [Line Items]
Amounts due to related parties		4,065
Others
Related Party Transaction [Line Items]
Amounts due from related parties				¥ 201
Amounts due to related parties		¥ 766